Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Wholesale Lending Sector - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 168,072	$ 164,464
ECL coverage	0.50%	0.50%
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 31,032	$ 30,845
ECL coverage	1.00%	0.90%
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 77,903	$ 75,271
ECL coverage	0.10%	0.00%
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,617	$ 5,301
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 157,702	$ 154,547
Collateral value	$ 3,602	$ 3,735
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,483	$ 27,603
Collateral value	$ 535	$ 285
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75,903	$ 72,528
Collateral value	$ 1,142	$ 1,401
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,263	$ 4,862
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61,820	$ 61,486
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | Not collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,266	$ 9,920
ECL coverage	0.10%	0.20%
12-month expected credit losses | Financial instruments not credit-impaired | Not collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,478	$ 31,224
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | Not collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 541	$ 0
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 89,319	$ 86,960
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,535	$ 17,196
ECL coverage	0.00%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41,798	$ 39,174
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,722	$ 4,862
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,563	$ 6,101
ECL coverage	0.20%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 682	$ 487
ECL coverage	0.00%	0.20%
12-month expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,627	$ 2,130
ECL coverage	0.10%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46,318	$ 46,650
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | – less than 50% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,018	$ 7,673
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | – less than 50% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,776	$ 25,870
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | – less than 50% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,703	$ 3,463
ECL coverage	0.10%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,583	$ 29,384
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,349	$ 7,937
ECL coverage	0.00%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,815	$ 10,452
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,854	$ 787
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,018	$ 5,167
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,649	$ 1,038
ECL coverage	0.10%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,436	$ 1,168
ECL coverage	0.10%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 96	$ 519
ECL coverage	0.00%	0.00%
12-month expected credit losses | Financial instruments not credit-impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,400	$ 5,759
ECL coverage	0.20%	0.20%
12-month expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 519	$ 548
ECL coverage	0.00%	0.20%
12-month expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 771	$ 1,684
ECL coverage	0.00%	0.10%
12-month expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 69	$ 93
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,724	$ 8,484
Collateral value	$ 203	$ 156
ECL coverage	1.10%	1.10%
Lifetime expected credit losses | Financial instruments not credit-impaired | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,572	$ 2,487
Collateral value	$ 56	$ 20
ECL coverage	1.10%	2.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,983	$ 2,731
Collateral value	$ 25	$ 5
ECL coverage	0.50%	0.30%
Lifetime expected credit losses | Financial instruments not credit-impaired | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 354	$ 439
Collateral value	0	$ 0
ECL coverage		0.50%
Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,040	$ 2,886
ECL coverage	1.20%	0.90%
Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,857	$ 1,083
ECL coverage	1.20%	1.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 440	$ 1,140
ECL coverage	0.20%	0.20%
Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,184	$ 5,309
ECL coverage	1.10%	1.10%
Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,419	$ 1,352
ECL coverage	1.20%	2.60%
Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,501	$ 1,576
ECL coverage	0.60%	0.40%
Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 354	$ 439
ECL coverage	1.40%	0.50%
Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 500	$ 289
ECL coverage	0.60%	1.40%
Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 296	$ 52
ECL coverage	0.30%	5.80%
Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42	$ 15
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,167	$ 2,372
ECL coverage	1.10%	0.90%
Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 615	$ 727
ECL coverage	1.80%	1.90%
Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 955	$ 795
ECL coverage	0.30%	0.40%
Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62	$ 303
ECL coverage	0.00%	0.70%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,986	$ 1,667
ECL coverage	0.90%	0.70%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 712	$ 567
ECL coverage	0.60%	0.70%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 497	$ 505
ECL coverage	1.00%	0.40%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 292	$ 7
ECL coverage	1.40%	0.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 333	$ 363
ECL coverage	2.10%	5.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16	$ 34
ECL coverage	6.30%	44.10%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29	$ 29
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 129
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 698	$ 907
ECL coverage	1.10%	1.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 76	$ 24
ECL coverage	1.30%	8.30%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20	$ 247
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,645	$ 1,418
Collateral value	$ 380	$ 321
ECL coverage	35.60%	37.90%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 977	$ 755
Collateral value	$ 166	$ 137
ECL coverage	26.00%	27.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 12
Collateral value	$ 0	$ 0
ECL coverage	11.80%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 315	$ 338
ECL coverage	57.80%	57.10%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Not collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 66	$ 61
ECL coverage	92.40%	85.20%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Not collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Not collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 557	$ 606
ECL coverage	14.90%	12.70%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 404	$ 433
ECL coverage	12.90%	9.20%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 12
ECL coverage	11.80%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 773	$ 474
ECL coverage	41.50%	56.50%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 507	$ 261
ECL coverage	27.80%	42.90%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 87	$ 412
ECL coverage	16.10%	10.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – less than 50% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42	$ 304
ECL coverage	7.10%	9.20%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – less than 50% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 2
ECL coverage	16.70%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – less than 50% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 90	$ 88
ECL coverage	7.80%	27.30%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 51% to 75% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 69	$ 58
ECL coverage	4.30%	6.90%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 51% to 75% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 10
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 51% to 75% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 89	$ 38
ECL coverage	15.70%	2.60%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 76% to 90% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 72	$ 35
ECL coverage	4.20%	5.70%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 76% to 90% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 76% to 90% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 291	$ 68
ECL coverage	16.50%	16.20%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 91% to 100% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 221	$ 36
ECL coverage	19.50%	16.70%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 91% to 100% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | – 91% to 100% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 15
Collateral value	$ 0	$ 0
ECL coverage	0.00%	53.30%
Lifetime expected credit losses | POCI | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
Collateral value	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Not collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 15
ECL coverage	0.00%	53.30%
Lifetime expected credit losses | POCI | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 13
ECL coverage	0.00%	61.50%
Lifetime expected credit losses | POCI | – less than 50% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – less than 50% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 2
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 51% to 75% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 76% to 90% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100%
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100% | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100% | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | POCI | – 91% to 100% | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%